Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and other intangible assets
Changes in Goodwill

($ in millions)	Discrete Automation and Motion	Low Voltage Products	Process Automation	Power Products	Power Systems	Corporate and Other	Total
Cost at January 1, 2013	3,420	3,147	1,140	734	1,762	41	10,244
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2013	3,420	3,147	1,140	734	1,762	23	10,226
Goodwill acquired during the year(1)	485	(45)	85	—	—	—	525
Goodwill allocated to disposals	(9)	—	(2)	—	—	—	(11)
Exchange rate differences	18	(43)	6	2	(53)	—	(70)

Balance at December 31, 2013	3,914	3,059	1,229	736	1,709	23	10,670

Goodwill acquired during the year(1)	(52)	1	24	9	—	27	9
Goodwill allocated to disposals	—	(181)	(19)	—	(7)	(27)	(234)
Exchange rate differences and other	(92)	(172)	(60)	(25)	(42)	(1)	(392)

Balance at December 31, 2014	3,770	2,707	1,174	720	1,660	22	10,053

(1)	Amounts include adjustments arising during the twelve-month measurement period subsequent to the respective acquisition date.

Intangible assets other than goodwill

	December 31,
	2014			2013
($ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	719	(599)	120	767	(618)	149
Capitalized software for sale	405	(354)	51	432	(384)	48
Intangibles other than software:
Customer-related	2,618	(623)	1,995	2,773	(481)	2,292
Technology-related	607	(304)	303	867	(374)	493
Marketing-related	314	(120)	194	400	(99)	301
Other	72	(33)	39	63	(49)	14

Total	4,735	(2,033)	2,702	5,302	(2,005)	3,297

Schedule of additions to intangible assets other than goodwill

($ in millions)	2014	2013
Capitalized software for internal use	52	66
Capitalized software for sale	28	26
Intangibles other than software:
Customer-related	—	82
Technology-related	—	110
Marketing-related	—	16
Other	16	—

Total	96	300

Schedule of additions to intangible assets other than goodwill related to business combinations

	2013
($ in millions)	Amount acquired	Weighted-average useful life
Customer-related(1)	82	11 years
Technology-related	108	4 years
Marketing-related	16	10 years

Total	206	7 years

(1)	Includes the fair value of order backlog acquired in business combinations.

Amortization expense of intangible assets other than goodwill

($ in millions)	2014	2013	2012
Capitalized software for internal use	72	81	79
Capitalized software for sale	20	34	38
Intangibles other than software	362	361	332

Total	454	476	449

Future amortization expense of intangible assets other than goodwill

        At December 31, 2014, future amortization expense of intangible assets other than goodwill is estimated to be:

($ in millions)
2015	404
2016	362
2017	275
2018	191
2019	165
Thereafter	1,305

Total	2,702